Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Principles of Consolidation
(a)	Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP) and include the accounts and operating results of United and its wholly-owned subsidiaries where United has control. Control is presumed to exist when United, through direct or indirect ownership, retains the majority of the voting interest. In addition, United evaluates its relationships with other entities to identify whether they are variable interest entities and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is included in the consolidated financial statements. When the Company does not have a controlling interest in an entity, but exerts a significant influence over the entity, the Company applies the equity method of accounting. All intercompany balances and transactions  have been eliminated on consolidation.
The Company deconsolidates a subsidiary or derecognizes a group of assets when the Company no longer controls the subsidiary or group of assets specified in Accounting Standards Codification (ASC or Codification) 810-10-40-3A. When control is lost, the Company derecognizes the assets and liabilities of the qualifying subsidiary or group of assets. The Financial Accounting Standards Board (“FASB”) concluded that the loss of control and the related deconsolidation of a subsidiary or derecognition of a group of assets specified in ASC 810-10-40-3A is a significant economic event that changes the nature of the investment held in the subsidiary or group of assets. Based on this consideration, a gain or loss is recognized upon the deconsolidation of a subsidiary or derecognition of a group of assets.

Use of Estimates
(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates include evaluation of relationships with other entities to identify whether they are variable interest entities, determination of vessel useful lives and determination of vessels’ impairment.

Foreign Currency Translation
(c)	Foreign Currency Translation

United’s functional currency is the United States dollar since the Company’s vessels operate in international shipping markets and therefore primarily transact business in U.S. Dollars. The Company’s books of accounts are maintained in U.S. Dollars. Transactions involving other currencies are translated into the United States dollar using exchange rates that are in effect at the time of the transaction. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to United States dollars at the foreign exchange rate prevailing at year-end. Gains or losses resulting from foreign currency translation are reflected in the consolidated statement of operations.

Concentration of Credit Risk
(d)	Concentration of Credit Risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents and restricted cash, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of the financial condition of its customers, receives charter hires in advance and generally does not require collateral for its accounts receivable.

Cash and Cash Equivalents
(e)	Cash and Cash Equivalents
United considers time deposits and all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Term Deposits
(f)	Term Deposits
United classifies time deposits and all highly liquid investments with an original maturity of more than three months as term deposits.
Restricted Cash
(g)	Restricted Cash

Restricted cash is excluded from cash and cash equivalents. Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company’s borrowing arrangements or in relation to bank guarantees issued on behalf of the Company, which are legally restricted as to withdrawal or use. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise, they are classified as non-current assets. Restricted cash, non-current as presented in the accompanying balance sheet was used to finance part of the acquisition cost of non-current assets (Note 5), thus it is classified as non-current.

Accounts Receivable Trade
(h)	Accounts Receivable Trade

Accounts receivable trade, net at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. Receivables related to spot voyages are determined to be unconditional and are included in “Accounts Receivable Trade, Net”. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. The Company also assessed the provisions of ASC 326, Financial Instruments—Credit Losses, by assessing the counterparties’ credit worthiness and concluded that there is no material impact in the Company’s financial statements as of the date of the adoption of ASC 326 from the inception of the company and as of December 31, 2022. No provision for doubtful accounts was established as of December 31, 2022.

Inventories
(i)	Inventories

Inventories consist of lubricants and bunkers, which are measured at the lower of cost or net realizable value. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation.  Cost is determined by the first in, first out method.

Insurance Claims
(j)	Insurance Claims

The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses and for legal fees covered by directors’ and officers’ liability insurance. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies, the claim is not subject to litigation and the Company can make an estimate of the amount to be reimbursed. The classification of the insurance claims into current and non-current assets is based on management’s expectations as to their collection dates. The Company assesses the counterparties’ credit worthiness according to provisions of ASC 326, Financial Instruments—Credit Losses. No insurance claims existed as of December 31, 2022, thus no provision for credit losses was recorded.

Vessels
(k)	Vessels

Vessels acquired as a part of a business combination are recorded at fair market value on the date of acquisition. Vessels acquired as asset acquisitions are stated at historical cost, which consists of the contract price less discounts, plus any material expenses incurred upon acquisition (delivery expenses and other expenditures to prepare for the vessel’s initial voyage). Vessels acquired from entities under common control are recorded at historical cost. Subsequent expenditures for conversions and major improvements are capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.
In addition, other long-term investments, relating to vessels’ equipment not yet installed amounting to $383, are included in “Deferred charges and other investments, non-current” in the consolidated balance sheet. Amounts paid for this equipment are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the consolidated statement of cash flows.

Vessel Depreciation
(l)	Vessel Depreciation

Depreciation is computed using the straight-line method over the estimated useful life of the vessels (25 years), after considering the estimated salvage value. Salvage value is estimated by the Company by taking the cost of steel times the weight of the ship noted in lightweight ton. Salvage values are periodically reviewed and revised to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage values affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods.

Impairment of Long-Lived Assets (Vessels)
(m)	Impairment of Long-Lived Assets (Vessels)

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances, such as prevailing market conditions, obsolesce or damage to the asset, business plans to dispose a vessel earlier than the end of its useful life and other business plans, indicate that the carrying amount of the assets, plus any unamortized dry-docking costs and cost of any equipment not yet installed, may not be recoverable. The volatile market conditions with decreased charter rates and decreased vessel market values are conditions that the Company considers to be indicators of a potential impairment for its vessels.
The Company determines undiscounted projected operating cash flows for each vessel and compares it to the vessel’s carrying value, plus any unamortized dry-docking costs and cost of any equipment not yet installed. When the undiscounted projected operating cash flows expected to be generated by the use of the vessel and/or its eventual disposition are less than the vessel’s carrying value, plus any unamortized dry-docking costs and cost of any equipment not yet installed, the Company impairs the carrying amount of the vessel. Measurement of the impairment loss is based on the fair value of the asset as determined by independent valuators and use of available market data. The undiscounted projected operating cash inflows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the non-fixed days (based on a combination of one year charter rates estimates and the average of the trailing 10-year historical charter rates, excluding outliers) adjusted for commissions, expected off hires due to scheduled maintenance and estimated unexpected breakdown off hires. The undiscounted projected operating cash outflows are determined by applying various assumptions regarding vessel operating expenses and scheduled maintenance.
For the year ended December 31, 2022, indicators of impairment existed for one of the Company’s vessels. The carrying value of the Company’s vessel plus any unamortized dry-docking costs and cost of any equipment not yet installed for which impairment indicators existed as at December 31, 2022, was $17,634. From the impairment exercise performed, the undiscounted projected operating cash flows expected to be generated by the use of the vessel were higher than the vessel’s carrying value, plus any unamortized dry-docking costs and cost of any equipment not yet installed, and thus the Company concluded that no impairment charge should be recorded.

Dry-Docking and Special Survey Costs
(n)	Dry-Docking and Special Survey Costs

The Company follows the deferral method of accounting for dry-docking costs and special survey costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Dry-docking costs which are not fully amortized by the next dry-docking period are expensed. Amounts are included in “Deferred charges and other investments, non-current”.

Commitments and Contingencies
(o)	Commitments and Contingencies

Liabilities for loss contingencies, arising from claims, assessments, litigation, fines and penalties, environmental and remediation obligations and other sources are recorded when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

Revenue Recognition
(p)	Revenue Recognition

Revenues are generated from time charters and spot charters. Revenues generated from time charter agreements contain a lease as they meet the criteria of a lease under ASC 842. Agreements with the same charterer are accounted for as separate agreements according to their specific terms and conditions. All agreements contain a minimum non-cancellable period and an extension period at the option of the charterer. Each lease term is assessed at the inception of that lease. Under a time charter agreement the charterer pays a daily hire for the use of the vessel and reimburses the owner for hold cleanings, extra insurance premiums for navigating in restricted areas and damages caused by the charterers.

Time charter revenue is recorded over the term of the charter agreement as the service is provided and collection of the related revenue is reasonably assured. Under a time charter, revenue is adjusted for a vessel’s off hire days due to major repairs, dry dockings or special or intermediate surveys. Revenues from time charter agreements providing for varying annual rates are accounted for as operating leases and thus recognized on a straight-line basis over the non-cancellable rental periods of such agreements, as service is performed. Deferred revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met. The Company, as lessor, has elected not to separate lease and non-lease components (operation and maintenance of the vessel) as their timing and pattern of transfer to the charterer, as the lessee, are the same and the lease component, if accounted for separately, would be classified as an operating lease. Additionally, the lease component is considered the predominant component as the Company has assessed that more value is ascribed to the vessel rather than to the services provided under the time charter contracts. Vessels are employed on short to medium-term time charter contracts, which provide flexibility in responding to market developments. For dry bulk vessels, rental income on the Company’s time charters is mostly calculated at an index linked rate based on the five T/C routes rate of the Baltic Capesize Index. Under the terms of our dry bulk vessel’s time charter agreement, the Company has the option to convert the floating index linked rate into a fixed charter rate based on the prevailing forward freight agreement curve. In 2022, the option to convert the floating rate earned by the Gloriuship into a fixed daily rate was exercised for the period from April 1, 2022 until November 30, 2022.  For the tanker vessels rental income on the Company’s time charters is mostly calculated at a fixed daily rate.
Spot charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate per ton of cargo. Spot charter revenue is recognized on a pro-rata basis over the duration of the voyage from loading to discharge, when a voyage agreement exists, the price is fixed or determinable, service is provided and the collection of the related revenue is reasonably assured.  For voyage charters, the Company satisfies its single performance obligation to transfer cargo under the contract over the voyage period. The Company has taken the practical expedient not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

Demurrage income, which is considered a form of variable consideration, is included in voyage revenues, and represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements.
Pool revenue for each vessel is determined in accordance with the profit-sharing mechanism specified within each pool agreement. In particular, the Company’s pool managers aggregate the revenues and expenses of all of the pool participants and distribute the net earnings to participants, as applicable:
•	based on the pool points attributed to each vessel (which are determined by vessel attributes such as cargo carrying capacity, speed, fuel consumption, and construction and other characteristics); or
•	by making adjustments to account for the cost performance, the bunkering fees and the trading capabilities of each vessel; and
•	the number of days the vessel participated in the pool in the period (excluding off-hire days).

The Company records revenue generated from the pools in accordance with ASC 842, Leases, since it assesses that a vessel pool arrangement is a variable time charter with the variable lease payments recorded as income in profit or loss in the period in which the changes in facts and circumstances on which the variable lease payments are based occur.

Commissions
(q)	Commissions

Commissions, which include address and brokerage commissions, are recognized in the same period as the respective charter revenues. Address commissions to third parties and commissions to related parties (Note 3) are included in “Vessel revenue, net” while brokerage commissions to third parties are included in “Voyage expenses”. For the year ended December 31, 2022, an amount of $424 was included in “Vessel revenue, net” related to commission to third parties.

Vessel Voyage Expenses
(r)	Vessel Voyage Expenses

Vessel voyage expenses primarily consist of port, canal, bunker expenses and brokerage commissions that are unique to a particular charter and are paid for by the charterer under time charter agreements and other non-specified voyage expenses. Under a spot charter, the Company incurs and pays for certain voyage expenses, primarily consisting of bunkers consumption, brokerage commissions, port and canal costs. Under ASC 606 and after implementation of ASC 340-40 “Other assets and deferred costs” for contract costs, incremental costs of obtaining a contract with a customer and contract fulfillment costs are capitalized and amortized as the performance obligation is satisfied, if certain criteria are met. The Company has adopted the practical expedient not to capitalize incremental costs when the amortization period (voyage period) is less than one year. Costs to fulfill the contract prior to arriving at the load port primarily consist of bunkers which are deferred and amortized during the voyage period. Voyage costs arising as performance obligation are expensed as incurred.

Fair value of above/below market acquired time charters
(s)	Fair value of above/ below market acquired time charters:

The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired or contributed. Where vessels are acquired or contributed with existing time charters, the Company determines the present value of the difference between: (i) the contractual charter rate and (ii) the market rate for a charter of equivalent duration prevailing at the time the vessels are delivered. In discounting the charter rate differences in future periods, the Company uses its cost of capital for each vessel. The cost of the acquisition is allocated to the vessel and the in-place time charter attached on the basis of their relative fair values. Such intangible asset or liability is recognized ratably as an adjustment to revenues over the remaining term of the assumed time charter.

Repairs and Maintenance
(t)	Repairs and Maintenance

All repair and maintenance expenses, including major overhauling and underwater inspection expenses are expensed in the year incurred. Such costs are included in “Vessel operating expenses”.

Finance Costs
(u)	Financing Costs

Underwriting, legal and other direct costs incurred with the issuance of long-term debt or to refinance existing debt are deferred and amortized to interest expense over the life of the related debt using the effective interest method under modification guidance. The Company presents unamortized deferred financing costs as a reduction of long-term debt in the accompanying balance sheet. For the accounting of the unamortized deferred financing costs following debt extinguishment, see below (Note 2(aa)).

Income Taxes
(v)	Income Taxes

Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets both of the following requirements: (a) the Company is organized in a foreign country that grants an equivalent exception to corporations organized in the United States and (b) either (i) more than 50% of the value of the Company’s stock is owned, directly or indirectly, by individuals who are “residents” of the Company’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the United States (50% Ownership Test) or (ii) the Company’s stock is “primarily and regularly traded on an established securities market” in its country of organization, in another country that grants an “equivalent exemption” to United States corporations, or in the United States (Publicly-Traded Test).
Notwithstanding the foregoing, the regulations provide, in pertinent part, that each class of the Company’s stock will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified stock attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the value of such class of the Company’s outstanding stock (“5 Percent Override Rule”).
Based on the Company’s analysis of its shareholdings during 2022, the Publicly-Traded Test for the entire 2022 year has been satisfied in that less than 50% of the Company’s issued and outstanding shares were held by persons who each own directly or indirectly 5% or more of the vote and value of such class of stock for more than half the days during the 2022 taxable year. Effectively, the Company and each of its subsidiaries qualify for this statutory tax exemption for the 2022 taxable year.
Certain charterparties of the Company contain clauses that permit the Company to seek reimbursement from charterers of any U.S. tax paid. The Company’s U.S. federal income tax based on its U.S. source shipping income for 2022 was $NIL.

Stock-based Compensation
(w)	Stock-based Compensation

Stock-based compensation represents vested and non-vested common stock granted to directors and employees for their services as well as to non-employees. The Company calculates stock-based compensation expense for the award based on its fair value on the grant date and recognizes it on an accelerated basis over the vesting period. The Company assumes that all non-vested shares will vest. The Company does not include estimated forfeitures in determining the total stock-based compensation expense because it elects to accounts the forfeitures of non-vested shares as incurred. The Company re-evaluates the reasonableness of its assumption at each reporting period.

Earnings per Share
(x)	Earnings per Share

Basic earnings per common share are computed by dividing net income available to United’s shareholders by the weighted average number of common shares outstanding during the period. Unvested shares granted under the Company’s incentive plan, or else, are entitled to receive dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic earnings per share calculation purposes, using the two-class method. The two-class method requires income available to common stockholders for the period to be allocated between common shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. Diluted earnings per share is computed by (i) dividing net income attributable to common stockholders by the weighted average number of common shares plus (ii) the dilutive effect for warrants and share based payments awards outstanding during the applicable period computed using the treasury stock method which assumes that the “proceeds” upon exercise of these awards or warrants are used to purchase common shares at the average market price for the period and (iii) the dilutive effect of convertible preferred shares, using the if converted method. The two-class method is used for diluted earnings per common share when such is the most dilutive method, considering anti–dilution sequencing as per ASC 260. Potential common shares that have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share.

Segment Reporting
(y)	Segment Reporting

United reports financial information and evaluates its operations by total charter revenues and not by the length of vessel employment, customer, or type of charter. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus, United has determined that it operates under one reportable segment. Furthermore, when United charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, disclosure of geographic information is impracticable.

Fair Value Measurements
(z)	Fair Value Measurements

The Company follows the provisions of ASC 820, Fair Value Measurement, which defines and provides guidance as to the measurement of fair value. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at fair value in one of the following categories:
•	Level 1: Quoted market prices in active markets for identical assets or liabilities;
•	Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
•	Level 3: Unobservable inputs that are not corroborated by market data.

Debt Modifications and Extinguishments
(aa)	Debt Modifications and Extinguishments

The Company follows the provisions of ASC 470-50, Modifications and Extinguishments, to account for all modifications or extinguishments of debt instruments, except debt that is extinguished through a troubled debt restructuring or a conversion of debt to equity securities of the debtor pursuant to conversion privileges provided in terms of the debt at issuance. This Subtopic also provides guidance on whether an exchange of debt instruments with the same creditor constitutes an extinguishment and whether a modification of a debt instrument should be accounted for in the same manner as an extinguishment. In circumstances where an exchange of debt instruments or a modification of a debt instrument does not result in extinguishment accounting, this Subtopic provides guidance on the appropriate accounting treatment. Costs associated with new loans or refinancing of existing loans, including fees paid to lenders or required to be paid to third parties on the lender’s behalf for obtaining new loans or refinancing existing loans, are recorded as deferred charges. Costs paid directly to third parties are expensed as incurred. Deferred financing costs are presented as a deduction from the corresponding liability. Such fees are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period the repayment or refinancing is made. In particular, ASC 470-50-40-2 indicates that for extinguishments of debt, the difference between the reacquisition price and the net carrying amount of the extinguished debt (which includes any deferred debt issuance costs) should be recognized as a gain or loss when the debt is extinguished and identified as a separate item.

Distinguishing Liabilities from Equity
(ab)	Distinguishing Liabilities from Equity

The Company follows the provisions of ASC 480 “Distinguishing liabilities from equity” to determine the classification of certain freestanding financial instruments as either liabilities or equity. The Company, in its assessment for the accounting of the warrants issued in connection with the July 20, 2022 public offering, the Series B Preferred Shares and the Series C Preferred Shares issued to Seanergy in exchange for working capital contribution, has taken into consideration ASC 480 and determined that the warrants, the Series B Preferred Shares and the Series C Preferred Shares should be classified as equity instead of liability. In its assessment for the warrants, the Company identified certain embedded features, examined whether these fall under the definition of a derivative according to ASC 815 applicable guidance or whether certain of these features affected the classification. Derivative accounting was deemed inappropriate and thus no bifurcation of these features was performed. Upon exercise of the warrants, the holder is entitled to receive common shares. In its assessment for the Series C Preferred Shares, the Company identified certain features, such as redemption rights, conversion rights, voting rights and dividend rights. In its assessment, the Company examined whether these fall under the definition of a derivative according to ASC 815 applicable guidance or whether certain of these features affected the classification. Derivative accounting was deemed inappropriate and thus no bifurcation of these features was performed. The Company concluded that equity classification was appropriate. The Series C Preferred Shares were redeemed within the year and no Series C Preferred Shares were outstanding as of December 31, 2022 (Note 9).The $500 payment over the face value was accounted for as a deemed dividend according to ASC 260-10-S99-2.

Going Concern
(ac)	Going Concern

For each reporting period, management is required to evaluate whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued.

Share repurchases
(ad)	Share repurchases

The Company records the repurchase of its common shares at cost. The Company’s common shares repurchased for retirement, are immediately cancelled and the Company’s common stock is accordingly reduced. Any excess of the cost of the shares over their par value is allocated in additional paid-in capital, in accordance with ASC 505-30-30, Treasury Stock.

Evaluation of Nonmonetary Transactions
(ae)	Evaluation of Nonmonetary Transactions

When the Company enters into a nonmonetary transaction as defined broadly under ASC 845, Nonmonetary Transactions, it determines whether the transaction is a contribution of an asset or a business by assessing the definition of a business under ASC 805 and whether the transaction is pro-rata. A transaction is considered pro rata if each owner receives an ownership interest in the transferee in proportion to its existing ownership interest in the transferor (even if the transferor retains an ownership interest in the transferee). In accordance with FASB Topic 805 Business Combinations: Clarifying the Definition of a Business, if substantially all of the fair value of the gross assets acquired in an acquisition transaction are concentrated in a single identifiable asset or group of similar identifiable assets, then the set is not a business. To be considered a business, a set must include an input and a substantive process that together significantly contributes to the ability to create an output. All assets contributed under nonmonetary transactions that do not meet the definition of a business, are measured at their fair values on the transaction date in accordance with ASC 845, if the fair value is objectively measurable and clearly realizable in an outright sale at or near the distribution.

Recent Accounting Pronouncements Adopted and Not Yet Adopted
Recent Accounting Pronouncements Adopted
The Company has adopted ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU reduces the number of accounting models for convertible debt instruments by eliminating the cash conversion and beneficial conversion models. As compared with current U.S. GAAP, more convertible debt instruments will be reported as a single liability instrument and the interest rate of more convertible debt instruments will be closer to the coupon interest rate. The ASU also aligns the consistency of diluted Earnings Per Share (“EPS”) calculations for convertible instruments by requiring that (1) an entity use the if-converted method and (2) share settlement be included in the diluted EPS calculation for both convertible instruments and equity contracts when those contracts include an option of cash settlement or share settlement. The adoption of ASU No. 2020-06 did not have any effect in the Company’s consolidated financial statements and disclosures.
The Company has adopted ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). The ASU addresses the diversity in practice in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (e.g., warrants) that remain equity classified after modification or exchange. Under the guidance, an issuer determines the accounting for the modification or exchange based on whether the transaction was done to issue equity, to issue or modify debt or for other reasons. The guidance is applied prospectively to all modifications or exchanges that occur on or after the date of adoption. The adoption of ASU No. 2021-04 did not have any effect in the Company’s consolidated financial statements and disclosures.
The Company has adopted ASU No. 2021-05 Leases (Topic 842): Lessors-Certain Leases with Variable Lease Payments. The ASU amends the lessor lease classification guidance in ASC 842 for leases that include any amount of variable lease payments that are not based on an index or rate. If such a lease meets the criteria in ASC 842-10-25-2 through 25-3 for classification as either a sales-type or direct financing lease, and application of the sales-type or direct financing lease recognition guidance would result in recognition of a selling loss, then the amendments require the lessor to classify the lease as an operating lease. The adoption of ASU No. 2021-05 did not have any effect in the Company’s consolidated financial statements and disclosures.
Recent Accounting Pronouncements – Not Yet Adopted

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848), as amended by ASU 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848: Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. ASU 2020-04 applies to contracts that reference LIBOR or another reference rate expected to be terminated because of reference rate reform. The amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. An entity may elect to apply the amendments for contract modifications by Topic or Industry Subtopic as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. Once elected for a Topic or an Industry Subtopic, the amendments in this Update must be applied prospectively for all eligible contract modifications for that Topic or Industry Subtopic. An entity may elect to apply the amendments in this Update to eligible hedging relationships existing as of the beginning of the interim period that includes March 12, 2020 and to new eligible hedging relationships entered into after the beginning of the interim period that includes March 12, 2020. An entity may elect certain optional expedients for hedging relationships that exist as of December 31, 2022 and maintain those optional expedients through the end of the hedging relationship.  Currently the Subsidiary does not have any contracts that have been changed to a new reference rate, but will continue to evaluate its contracts and the effects of the financial position, results of operations and cash flows.

In January 2021, the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848), as amended by ASU 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848. The ASU clarifies that all derivative instruments affected by changes to the interest rates used for discounting, margining or contract price alignment due to reference rate reform are in the scope of ASC 848. As such, entities may apply certain optional expedients in ASC 848 to derivative instruments that do not reference LIBOR or another rate expected to be discontinued as a result of reference rate reform if there is a change to the interest rate used for discounting, margining or contract price alignment. In addition, the ASU clarifies other aspects of the guidance in ASC 848 and provides new guidance on how to address the effects of the cash compensation adjustment that is provided as part of the above change on certain aspects of hedge accounting.